Sales	6 Months Ended
Jun. 30, 2015
Sales [Abstract]
Sales	Note 5 - Sales Sales to single customers exceeding 10% of sales:
	Six-month period ended June 30,
	2015	2014

	US$ thousands

Customer "A"	6,770	11,036